The Company and basis of presentation - Additional information (Details) - EUR (€) € in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2024
Insurance contract revenue previously reported within healthcare services revenue
The Company, basis of presentation and significant accounting policies
Amount of reclassifications	€ 393,123	€ 776,051
Insurance contract costs of revenue previously reported within healthcare services costs of revenue
The Company, basis of presentation and significant accounting policies
Amount of reclassifications	€ 373,706	€ 734,313